Revenue - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Country	Jun. 30, 2023 USD ($) Country	Jun. 30, 2024 USD ($) Country	Jun. 30, 2023 USD ($) Country	Dec. 31, 2023 USD ($) Country	Dec. 31, 2022 USD ($) Country
Disaggregation of Revenue [Line Items]
Revenue | $	$ 3,600	$ 4,400	$ 5,400	$ 7,700	$ 13,300	$ 16,000
Number of countries generate revenue | Country	5	5	5	5	4	4
United States
Disaggregation of Revenue [Line Items]
Revenue | $	$ 0		$ 0		$ 0
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Minimum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	4.00%	4.00%	3.00%	4.00%	5.00%	6.00%
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Maximum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	8.00%	9.00%	8.00%	8.00%	9.00%	7.00%
All Other Countries
Disaggregation of Revenue [Line Items]
Number of countries generate revenue by sales | Country	40	40	45	48	55	50
Four Countries Included Within All Other Countries | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	31.00%	35.00%	26.00%	29.00%	25.00%	25.00%